Schedule of Investments
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.19%
Australia–3.27%
GPT Group (The)	835,452	$2,586,187
National Storage REIT	823,869	1,359,440
NEXTDC Ltd.(a)	167,973	1,151,508
Region RE Ltd.	126,988	241,134
Stockland	635,370	1,660,249
		6,998,518
Belgium–1.66%
Aedifica S.A.	26,824	2,118,207
Cofinimmo S.A.	9,891	867,206
VGP N.V.	7,225	581,164
		3,566,577
Canada–0.99%
Chartwell Retirement Residences	341,853	2,114,424
France–0.67%
Klepierre S.A.	61,956	1,443,604
Germany–2.51%
Aroundtown S.A.	278,566	667,179
Instone Real Estate Group SE(b)	53,772	475,879
Sirius Real Estate Ltd.	1,019,163	1,016,281
Vonovia SE	131,136	3,217,680
		5,377,019
Hong Kong–5.21%
Hang Lung Properties Ltd.	880,000	1,625,400
Hongkong Land Holdings Ltd.	372,900	1,499,653
Hysan Development Co. Ltd.	228,000	601,322
Kerry Properties Ltd.	329,000	629,724
Link REIT	466,900	3,176,652
Sun Hung Kai Properties Ltd.	227,100	2,746,228
Swire Properties Ltd.	396,400	889,138
		11,168,117
Israel–0.45%
Azrieli Group Ltd.	13,372	956,016
Japan–11.07%
Advance Residence Investment Corp.	470	1,176,363
Daiwa House REIT Investment Corp.	213	475,667
GLP J-Reit	1,335	1,497,152
Japan Hotel REIT Investment Corp.	3,455	1,877,749
Japan Metropolitan Fund Investment Corp.	2,054	1,651,946
Japan Prime Realty Investment Corp.	307	878,146
Japan Real Estate Investment Corp.	175	776,286
Kenedix Office Investment Corp.	332	814,692
Mitsubishi Estate Logistics REIT Investment Corp.	232	743,338
Mitsui Fudosan Co. Ltd.	146,500	2,978,677
Mitsui Fudosan Logistics Park, Inc.	303	1,099,898
Nippon Accommodations Fund, Inc.	210	957,121
Nomura Real Estate Holdings, Inc.	71,800	1,744,561
Nomura Real Estate Master Fund, Inc.	1,294	1,621,704
Shares		Value
Japan–(continued)
Sumitomo Realty & Development Co. Ltd.	30,000	$817,819
Tokyo Tatemono Co. Ltd.	79,800	1,119,818
Tokyu Fudosan Holdings Corp.	414,100	2,247,146
United Urban Investment Corp.	1,121	1,257,318
		23,735,401
Macau–0.72%
Galaxy Entertainment Group Ltd.	253,000	1,532,863
Singapore–3.30%
CapitaLand Ascendas REIT	549,400	1,135,316
CapitaLand Integrated Commercial Trust	540,600	832,019
CapitaLand Investment Ltd.	1,007,400	2,742,384
Digital Core REIT Management Pte Ltd.	1,882,400	1,160,415
Keppel REIT	1,807,100	1,203,807
		7,073,941
Spain–0.80%
Merlin Properties SOCIMI S.A.	183,285	1,716,322
Sweden–1.32%
Castellum AB	124,307	1,531,418
Samhallsbyggnadsbolaget i Norden AB, Class B(c)	145,691	270,628
Wihlborgs Fastigheter AB	128,622	1,023,903
		2,825,949
United Kingdom–3.00%
Capital & Counties Properties PLC	361,264	441,867
Derwent London PLC	65,498	1,880,974
LondonMetric Property PLC	635,125	1,364,079
Segro PLC	167,954	1,631,327
UNITE Group PLC (The)	99,294	1,113,522
		6,431,769
United States–64.22%
Agree Realty Corp.	20,137	1,408,583
Alexandria Real Estate Equities, Inc.	36,179	5,629,814
American Tower Corp.	14,435	3,193,744
AvalonBay Communities, Inc.	42,178	7,376,932
Brixmor Property Group, Inc.	105,263	2,439,996
CubeSmart(c)	80,655	3,338,311
Digital Realty Trust, Inc.(c)	59,845	6,730,169
Equinix, Inc.	11,272	7,785,007
Equity LifeStyle Properties, Inc.(c)	58,324	3,873,880
Essential Properties Realty Trust, Inc.	77,210	1,792,044
Federal Realty Investment Trust	18,934	2,103,567
Gaming and Leisure Properties, Inc.	51,465	2,707,574
Healthcare Realty Trust, Inc.	180,941	3,714,719
Healthpeak Properties, Inc.	135,904	3,568,839
Host Hotels & Resorts, Inc.(c)	135,961	2,575,101
Invitation Homes, Inc.(c)	228,397	7,452,594
Kilroy Realty Corp.	77,399	3,345,185
Kimco Realty Corp.	241,561	5,536,578
Lamar Advertising Co., Class A(c)	7,915	792,608
Life Storage, Inc.	38,465	4,134,603
Prologis, Inc.	131,930	15,540,035

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Realty Income Corp.	88,498	$5,581,569
Rexford Industrial Realty, Inc.	107,267	5,930,793
Ryman Hospitality Properties, Inc.	10,413	953,102
Sun Communities, Inc.	45,166	6,634,885
Terreno Realty Corp.(c)	28,649	1,679,977
UDR, Inc.	182,186	7,555,253
Ventas, Inc.	83,688	3,894,003
VICI Properties, Inc.(c)	229,667	7,854,611
Welltower, Inc.	35,772	2,540,885
		137,664,961
Total Common Stocks & Other Equity Interests (Cost $214,408,305)		212,605,481
Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e)	98,162	98,162
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(e)	70,220	70,240
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(e)	112,185	112,185
Total Money Market Funds (Cost $280,573)		280,587
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.32% (Cost $214,688,878)		212,886,068
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.66%
Invesco Private Government Fund, 3.83%(d)(e)(f)	6,398,392	$6,398,392
Invesco Private Prime Fund, 4.15%(d)(e)(f)	16,444,322	16,447,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,844,358)		22,846,002
TOTAL INVESTMENTS IN SECURITIES—109.98% (Cost $237,533,236)		235,732,070
OTHER ASSETS LESS LIABILITIES–(9.98)%		(21,381,511)
NET ASSETS–100.00%		$214,350,559
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,892,614	$20,523,047	$(22,317,499)	$-	$-	$98,162	$8,404
Invesco Liquid Assets Portfolio, Institutional Class	1,265,303	14,659,318	(15,854,644)	3	260	70,240	7,568
Invesco Treasury Portfolio, Institutional Class	2,162,988	23,454,910	(25,505,713)	-	-	112,185	11,671
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,102,625	66,649,999	(64,354,232)	-	-	6,398,392	57,696*
Invesco Private Prime Fund	9,572,791	137,845,789	(130,973,946)	2,436	540	16,447,610	155,886*
Total	$18,996,321	$263,133,063	$(259,006,034)	$2,439	$800	$23,126,589	$241,225

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,998,518	$—	$6,998,518
Belgium	—	3,566,577	—	3,566,577
Canada	2,114,424	—	—	2,114,424
France	—	1,443,604	—	1,443,604
Germany	—	5,377,019	—	5,377,019
Hong Kong	—	11,168,117	—	11,168,117
Israel	—	956,016	—	956,016
Japan	—	23,735,401	—	23,735,401
Macau	—	1,532,863	—	1,532,863
Singapore	—	7,073,941	—	7,073,941
Spain	—	1,716,322	—	1,716,322
Sweden	—	2,825,949	—	2,825,949
United Kingdom	—	6,431,769	—	6,431,769
United States	137,664,961	—	—	137,664,961
Money Market Funds	280,587	22,846,002	—	23,126,589
Total Investments	$140,059,972	$95,672,098	$—	$235,732,070
Invesco Global Real Estate Fund